W. John McGuire Partner +1.202.373.6799 wjmcguire@morganlewis.com

VIA EDGAR

June 26, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:         AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated June 23, 2017, for the Trust’s AdvisorShares New Tech and Media ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 115, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-17-003336 on June 23, 2017.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire